Juanita M. Thomas

Global Life North America

Senior Assistant

General Counsel

and Assistant Secretary

Zurich

One Liberty Plaza

165 Broadway

21st Floor

New York, NY

10006-1404

Direct: (573) 754-4805

Fax: (573)754-4808

juanita.thomas@zurich.com

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:    Zurich American Life Insurance Company

ZALICO Variable Annuity Separate Account

Post-Effective Amendment No. 27 to Registration Statement on Form N-4

File Nos. 333-22375 and 811-3199

Commissioners:

On behalf of Zurich American Life Insurance Company (the “Company”) and ZALICO Variable Annuity Separate Account (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 29, 2016.

If you have any question or comment regarding this filing, please contact me at (573) 754-4805.

Very truly yours,

/s/ Juanita M. Thomas

Juanita M. Thomas, Esq.